Trade Payables - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Bottom Of Range [Member]
Trade Payables [Line Items]
Trade payables settlement period	1 year
Top of Range
Trade Payables [Line Items]
Trade payables settlement period	30 days